Document And Entity Information	Sep. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2026
Entity Registrant Name	SCHOLASTIC CORPORATION
Entity Central Index Key	0000866729
Entity Emerging Growth Company	false
Entity File Number	000-19860
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3385513
Entity Address, Address Line One	557 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10012
City Area Code	212
Local Phone Number	343-6100
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	SCHL
Security Exchange Name	NASDAQ